SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ADOPTION (Tables)	12 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The following table summarizes the impact of the adoption of ASU 2017-07 on the Consolidated Statements of Earnings for the years ended June 30, 2018, 2017, and 2016.

	2018		2017		2016
Amounts in millions	As Reported	Revised	As Reported	Revised	As Reported	Revised
NET SALES	66,832	66,832	65,058	65,058	65,299	65,299
Cost of products sold	34,268	34,432	32,535	32,638	32,909	33,024
Selling, general and administrative expense	18,853	19,037	18,568	18,654	18,949	19,017
OPERATING INCOME	13,711	13,363	13,955	13,766	13,441	13,258
Interest expense	506	506	465	465	579	579
Interest income	247	247	171	171	182	182
Other non-operating income/(expense), net	(126)	222	(404)	(215)	325	508
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	13,326	13,326	13,257	13,257	13,369	13,369